Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Anti dilutive shares excluded	35,441,679	15,525,000
Stock Options [Member]
Anti dilutive shares excluded	12,450,000	12,450,000
Warrant [Member]
Anti dilutive shares excluded	22,991,679	875,000
Series C Convertible Preferred Stock [Member]
Anti dilutive shares excluded		2,200,000